Inventories (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of inventories

	September 30, 2026	December 31, 2025
Stores and fuel	$6,869	$6,344
Ore and in-process ore	997	397
Finished goods – WO3 concentrate	1,110	2,677
Current inventories	8,976	9,418
Tailings	33,381	33,392
Total inventories	$42,357	$42,810